Document and Entity Information	Jul. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 03, 2023
Entity Registrant Name	KENSINGTON CAPITAL ACQUISITION CORP. V
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40741
Entity Tax Identification Number	98-1592043
Entity Address, Address Line One	1400 Old Country Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	703
Local Phone Number	674-6514
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001865407
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and three-fourths of one redeemable warrant
Trading Symbol	KCGI.U
Security Exchange Name	NYSE
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	KCGI
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	KCGI WS
Security Exchange Name	NYSE